3. STOCK OPTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock Options Tables
Stock Options activity
	Shares	Weighted average exercise price	Weighted average remaining contractual (years)	Aggregate intrinsic value (thousands)
Outstanding, January 1, 2013	6,463,206	$0.67
Granted	701,250	$0.69
Exercised / Expired	(100,000)	$0.78
Outstanding, March 31, 2013	7,064,456	$0.67	6.73	$1,392

Vested and exercisable, March 31, 2013	5,065,519	$0.55	6.14	$1,259

	2012		2011
		Weighted Average Exercise		Weighted Average Exercise
	Shares	Price	Shares	Price
Outstanding at beginning of year	6,862,167	$ 0.70	5,738,167	$0.41
Options granted	96,500	$ 0.79	2,143,000	$1.20
Options exercised	(326,461)	$ 0.28	(980,000)	$0.07
Options expired/forfeited	(169,000)	$2.60	(39,000)	$1.52
Outstanding at end of year	6,463,206	$ 0.67	6,862,167	$0.70
Options vested and exercisable at year-end	4,373,807	$ 0.50	4,800,354	$0.47
Options available for grant at year-end	6,792,013		1,393,052
Aggregate intrinsic value – options exercised	$ 93,088		$ 72,990
Aggregate intrinsic value – options outstanding	$1,332,965		$5,624,479
Aggregate intrinsic value – options vested and Exercisable	$1,208,831		$5,055,690